License and Collaboration Agreements (Details Narrative) - USD ($)		12 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 04, 2024
License And Collaboration Agreements [Line Items]
Accounts payable		$ 3,814,000	$ 1,021,000	$ 2,000,000
Collaboration revenue recognized		0	$ 200,000
Notes payable		2,055,000
Terra power loan agreement [Member]
License And Collaboration Agreements [Line Items]
Loan amount	$ 22,000,000
Notes payable	$ 20,000,000	$ 20,000,000
Maturity date	May 16, 2032
Payment terms		Principal and interest payments will be made in 60 equal installments beginning in November 2027. The Company plans to request drawdowns on this loan beginning in the third quarter of 2026.In addition to the Terra Power Loan Agreement, the Company and TerraPower have entered into two supply agreements for the HALEU expected to be produced at the Company’s uranium enrichment facility. The initial core supply agreement is intended to support the supply of the required first fuel cores for the initial loading of TerraPower’s Natrium project in Wyoming. The long-term supply agreement is a 10-year supply agreement of up to a total of 150 metric tons of HALEU, commencing in 2028 through end of 2037.